Financial Instruments - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	10000.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest expense and net loss	$ 0.0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Currency risk | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Currency risk | Canadian, Pounds, Australian Dollar
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Currency risk | Other Currency
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Minimum | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Annual interest rate, percentage	2.50%
Borrowings capacity unused percentage	0.56%
Maximum | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Annual interest rate, percentage	3.75%
Borrowings capacity unused percentage	0.84%